Other receivable, prepayments and deposits	12 Months Ended
Dec. 31, 2016
Other receivable, prepayments and deposits
Other receivable, prepayments and deposits

10. Other Receivables, Prepayments and Deposits

Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2016	2015
	(in US$’000)
Prepayments	699	1,179
Purchase rebate	238	299
Other services receivables	756	232
Deposits	620	309
Value-added tax receivables	1,380	748
Others	621	491
	4,314	3,258